FAIR VALUE OPTION - Schedule of Fair Value Option (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 999,197	$ 917,758
Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Total		917,757	$ 472,915
Digital financial assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	369,649	359,665
Digital financial assets | Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Total		359,664	74,386
Investments
Fair Value, Option, Quantitative Disclosures [Line Items]
Total	$ 629,548	558,093
Investments | Galaxy Digital Holdings, LP
Fair Value, Option, Quantitative Disclosures [Line Items]
Total		$ 558,093	$ 398,529